STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022
Income Statement [Abstract]
Operating costs	$ 115,291	$ 721	$ 740,962
Franchise tax expenses	50,000	0	150,000
Loss from Operations	(165,291)	(721)	(890,962)
Other income:
Interest income	173	0	280
Investment income on investment held in Trust Account	367,387	0	377,637
Income (Loss) before income taxes	202,269	(721)	(513,045)
Income taxes provision	0	0	0
Net Income (loss)	$ 202,269	$ (721)	$ (513,045)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	6,500,000	0	6,500,000
Basic and diluted net income (loss) per share, common stock subject to possible redemption	$ 0.02		$ (0.06)
Basic and diluted weighted average shares outstanding, common stock attributable to Mana Capital Acquisition Corp.	1,625,000	1,550,000	1,625,000
Basic and diluted net income (loss) per share, common stock attributable To Mana Capital Acquisition Corp.	$ 0.02	$ (0.00)	$ (0.06)